Introduction and overview of Groups risk management (Tables)	12 Months Ended
Dec. 31, 2021
Introduction and overview of Group's risk management
Schedule of sensitivity analysis of exchange rates

		Effect on	Effect on	Effect on	Effect on	Effect on
	Effect on	Rwandan	Nigerian	Zambian	Brazilian	Kuwaiti
	Euro	Franc	Naira	Kwacha	Real	Dinar
	$’000	$’000	$’000	$’000	$’000	$’000
2021
Rate of change	5%	5%	5%	5%	5%	5%
Effect of US Dollar weakening on loss	(15,726)	(3,284)	(106,595)	(11,078)	(15,502)	(424)
Effect of US Dollar strengthening on loss	15,726	3,284	106,595	11,078	15,502	424

2020
Rate of change	5%	5%	5%	5%	5%	5%
Effect of US Dollar weakening on loss	(18,652)	(3,522)	(114,799)	(10,808)	(14,302)	(250)
Effect of US Dollar strengthening on loss	18,652	3,522	114,799	10,808	14,302	250

2019
Rate of change	5%	5%	5%	5%	5%	5%
Effect of US Dollar weakening on loss	(11,740)	(6,308)	(104,540)	(9,807)	n.a	n.a
Effect of US Dollar strengthening on loss	11,740	6,308	104,540	9,807	n.a	n.a

Schedule of foreign exchange exposure on inter company loans

	Nigerian	Rwandan	Zambian	Brazilian	Kuwaiti
	Naira	Franc	Kwacha	Real	Dinar	US Dollar
	$’000	$’000	$’000	$’000	$’000	$’000
2021
US Dollar loan	2,037,580	65,679	128,084	310,047	8,476	—
Euro loan	—	—	—	—	—	290,346

2020
US Dollar loan	2,189,385	56,449	119,245	286,032	5,007	—
Euro loan	—	—	—	—	—	331,668

Schedule of foreign exchange risk

	2021	2020
	$’000	$’000

Trade receivables	36,629	18,596
Cash and cash equivalents	43,928	52,569
Trade payables	(28,707)	(34,351)
Borrowings	(211,961)	(258,859)
Net exposure	(160,111)	(222,045)

Schedule of interest rate risk

	2021	2020	2019
	$'000	$'000	$'000

Effect of 1% (2020 and 2019: 1%) increase on post tax loss	6,343	5,850	3,041
Effect of 1% (2020 and 2019: 1%) decrease on post tax loss	(6,079)	(6,035)	(2,681)

Schedule of maximum credit exposure

	2021	2020
	$’000	$'000

Other receivables (note 19)	199,136	85,011
Derivative financial instrument assets (note 18)	165,100	182,691
Trade receivables (net) (note 19)	222,789	200,652
Cash and cash equivalents (note 20)	916,488	585,416
	1,503,513	1,053,770

Schedule of credit risk with banking partners

	2021	2020
	$’000	$'000

Cash and cash equivalents
AAA (F1+)	127,781	15,413
AA+	—	9,407
AA	—	115,810
A+	—	30,576
A (F1)	628,033	216,700
A-	—	25,559
BBB+	—	6,349
BBB	3,143	—
BBB-	162	25
BB	—	6,663
BB-	—	18,469
B+	—	2,809
B	157,277	46,757
B-	—	90,564
C	67	—
Not rated	25	315
	916,488	585,416

Fitch credit ratings

	2021	2020
	$’000	$'000
Other receivables
AA+	—	4,650
B	145,300	4,881
B-	7,418	14,273
BB-	6,665	7,045
Not rated	39,753	54,162
	199,136	85,011

Internal credit ratings

	Internal Credit rating
2021	First tier	Second tier	Total
	$'000	$'000	$'000

Accrued Revenue	102,931	438	103,369
Not due	37,238	2,712	39,950
0-30 days	15,113	1,419	16,532
31-60 days	25,585	2,824	28,409
61-90 days	8,024	1,964	9,988
Over 90 days	28,941	46,585	75,526
Gross trade receivables	217,832	55,942	273,774
Impairment allowance	(6,682)	(44,304)	(50,986)
Net trade receivables	211,150	11,638	222,788

	Internal Credit rating
2020	First tier	Second tier	Total
	$'000	$'000	$'000

Accrued Revenue	89,138	822	89,960
Not due	18,772	181	18,953
0-30 days	3,616	204	3,820
31-60 days	26,393	883	27,276
61-90 days	2,588	2,254	4,842
Over 90 days	129,056	60,545	189,601
Gross trade receivables	269,563	64,889	334,452
Impairment allowance	(84,219)	(49,581)	(133,800)
Net trade receivables	185,344	15,308	200,652

Schedule of movement in allowance for impairment in respect of trade receivables

	2021	2020	2019
	$'000	$'000	$'000

Opening balance	133,800	133,889	110,615
(Decrease)/Increase in impairment provision	(34,117)	13,081	27,944
Written-off during the year	(67,053)	(2,106)	(5,591)
Foreign exchange	(1,567)	(11,064)	921
	31,063	133,800	133,889

Schedule of contractual undiscounted cash flows of financial liabilities

	Within 1 year	2 - 3 years	4 - 5 years	Over 5 years	Total
	$'000	$'000	$'000	$'000	$'000
2021
Trade payables (note 21)	342,841	—	—	—	342,841
Other payables (note 21)	78,193	312	—	—	78,505
Payroll and other related statutory liabilities (note 21)	53,446	—	—	—	53,446
Lease liabilities (note 23)	54,303	106,015	99,573	440,986	700,877
Bank and bond borrowings	363,345	657,292	1,008,212	1,515,659	3,544,508
	892,128	763,619	1,107,785	1,956,645	4,720,177
2020
Trade payables (note 21)	301,813	—	—	—	301,813
Other payables (note 21)	72,286	9,565	—	—	81,851
Payroll and other related statutory liabilities (note 21)	27,476	—	—	—	27,476
Lease liabilities (note 23)	39,677	152,386	44,294	217,233	453,590
Bank and bond borrowings	292,945	601,981	949,481	1,116,712	2,961,119
	734,197	763,932	993,775	1,333,945	3,825,849

Schedule of net leverage ratios

	2021	2020
	$’000	$'000

Bank and bond borrowings (note 22)	2,609,090	2,203,209
Lease liabilities (note 23)	376,101	314,747
Less: Cash and cash equivalents (note 20)	(916,488)	(585,416)
Net debt	2,068,703	1,932,540

Segment Adjusted EBITDA	926,396	819,014
Management net leverage ratio	2.2x	2.4x

Schedule of financial instruments measured at fair value

	Level 1	Level 2	Level 3	Total
2021	$'000	$'000	$'000	$'000

Fair value through other comprehensive income financial assets	11	—	—	11
Embedded options within listed bonds (note 18)	—	165,100	—	165,100
Non-deliverable forwards (NDF) (note 18)	—	(3,771)	—	(3,771)
	11	161,329	—	161,340

	Level 1	Level 2	Level 3	Total
2020	$'000	$'000	$'000	$'000

Fair value through other comprehensive income financial assets	8	—	—	8
Embedded options within listed bonds (note 18)	—	155,196	—	155,196
Non-deliverable forwards (NDF) (note 18)	—	27,495	—	27,495
Embedded derivatives within revenue contracts (note 18)	—	—	(7,285)	(7,285)
	8	182,691	(7,285)	175,414

Schedule of fair value estimation

	2021		2020
	Carrying		Carrying
	value	Fair value	value	Fair value
Financial liabilities	$'000	$'000	$'000	$'000

Bank and bond borrowings (note 22)	2,609,090	2,668,792	2,203,209	2,230,846
	2,609,090	2,668,792	2,203,209	2,230,846

Schedule of financial instruments by category - Assets

Financial assets		Fair value
		through other	Fair value
	Amortized	comprehensive	through profit
	cost	income	or loss	Total
	$'000	$'000	$'000	$'000
2021
Trade receivables (note 19)	222,789	—	—	222,789
Other receivables (note 19)	199,136	—	—	199,136
Cash and cash equivalents (note 20)	916,488	—	—	916,488
Fair value through other comprehensive income financial assets	—	11	—	11
Derivative financial instruments assets (note 18)	—	—	165,100	165,100
	1,338,413	11	165,100	1,503,524

2020
Trade receivables (note 19)	200,652	—	—	200,652
Other receivables (note 19)	85,011	—	—	85,011
Cash and cash equivalents (note 20)	585,416	—	—	585,416
Fair value through other comprehensive income financial assets	—	8	—	8
Derivative financial instruments assets (note 18)	—	—	182,691	182,691
	871,079	8	182,691	1,053,778

Schedule of financial instruments by category - Liabilities

Financial liabilities		Fair value
		through profit
	Amortized cost	or loss	Total
	$'000	$'000	$'000
2021
Bank and bond borrowings (note 22)	2,609,090	—	2,609,090
Trade payables (note 21)	342,841	—	342,841
Other payables (note 21)	78,505	—	78,505
Derivative financial instruments liabilities (note 18)	—	3,771	3,771
Lease liabilities (note 23)	376,101	—	376,101
	3,406,537	3,771	3,410,308

2020
Bank and bond borrowings (note 22)	2,203,209	—	2,203,209
Trade payables (note 21)	301,813	—	301,813
Other payables (note 21)	72,286	—	72,286
Derivative financial instruments liabilities (note 18)	—	7,285	7,285
Lease liabilities (note 23)	314,747	—	314,747
	2,892,055	7,285	2,899,340

Schedule of reconciliation of Level 3 fair value measurements of financial instruments

	2021	2020
	$'000	$'000
Opening balance at January 1	7,285	—
Recognition of embedded derivatives within revenue contracts	—	7,575
Change in fair value	(7,231)	(169)
Foreign exchange translation impact	(54)	(121)
Closing balance at December 31	—	7,285